Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
June 30, 2024
FF55-NPRT1-0824
1.927051.113
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/26/24 (b) (Cost $15,860,615)	15,930,000	15,860,866

Domestic Equity Funds - 52.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	17,680,747	217,649,990
Fidelity Series Blue Chip Growth Fund (c)	30,242,439	597,288,171
Fidelity Series Commodity Strategy Fund (c)	992,056	96,497,331
Fidelity Series Growth Company Fund (c)	45,168,239	1,111,138,679
Fidelity Series Intrinsic Opportunities Fund (c)	17,325,045	199,757,773
Fidelity Series Large Cap Stock Fund (c)	45,926,474	1,053,553,312
Fidelity Series Large Cap Value Index Fund (c)	20,936,369	328,072,899
Fidelity Series Opportunistic Insights Fund (c)	27,761,488	663,221,957
Fidelity Series Small Cap Core Fund (c)	2,422,117	27,902,784
Fidelity Series Small Cap Discovery Fund (c)	7,882,106	87,254,913
Fidelity Series Small Cap Opportunities Fund (c)	20,379,630	304,471,665
Fidelity Series Stock Selector Large Cap Value Fund (c)	53,356,739	732,054,457
Fidelity Series Value Discovery Fund (c)	42,787,041	654,641,724
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,619,443,513)		6,073,505,655

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	21,213,258	320,108,065
Fidelity Series Emerging Markets Fund (c)	33,555,915	309,049,973
Fidelity Series Emerging Markets Opportunities Fund (c)	66,287,849	1,246,874,431
Fidelity Series International Growth Fund (c)	49,601,836	908,705,635
Fidelity Series International Small Cap Fund (c)	9,607,376	163,805,755
Fidelity Series International Value Fund (c)	72,481,460	916,165,653
Fidelity Series Overseas Fund (c)	64,925,191	913,497,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,084,837,236)		4,778,206,956

Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	555,497	5,377,210
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	726,116	5,540,263
Fidelity Series Emerging Markets Debt Fund (c)	7,546,625	58,939,145
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,018,986	17,868,023
Fidelity Series Floating Rate High Income Fund (c)	1,224,744	10,998,199
Fidelity Series High Income Fund (c)	7,158,580	60,275,247
Fidelity Series International Credit Fund (c)	206,674	1,676,129
Fidelity Series Long-Term Treasury Bond Index Fund (c)	89,239,494	489,924,824
Fidelity Series Real Estate Income Fund (c)	1,139,170	11,038,559
TOTAL BOND FUNDS (Cost $822,928,875)		661,637,599

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $18,321,019)	18,317,356	18,321,019

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,561,391,258)	11,547,532,095
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,098,174)
NET ASSETS - 100.0%	11,540,433,921

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	116	Sep 2024	13,590,560	10,314	10,314
ICE MSCI Emerging Markets Index Contracts (United States)	693	Sep 2024	37,706,130	76,048	76,048

TOTAL EQUITY INDEX CONTRACTS					86,362

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,880	Sep 2024	426,739,375	2,639,340	2,639,340
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,167	Sep 2024	230,954,797	1,063,661	1,063,661
CBOT Long Term U.S. Treasury Bond Contracts (United States)	426	Sep 2024	50,401,125	436,066	436,066

TOTAL TREASURY CONTRACTS					4,139,067

TOTAL PURCHASED					4,225,429

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	393	Sep 2024	108,497,475	(203,878)	(203,878)

TOTAL FUTURES CONTRACTS					4,021,551
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,860,866.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	10,330,885	68,804,651	60,814,332	165,051	(185)	-	18,321,019	0.0%
Total	10,330,885	68,804,651	60,814,332	165,051	(185)	-	18,321,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5,228,969	127,697	51,072	2,742	29	71,587	5,377,210
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,442,805	127,106	51,298	2,152	(656)	22,306	5,540,263
Fidelity Series All-Sector Equity Fund	206,387,102	4,421,730	2,061,080	-	226,899	8,675,339	217,649,990
Fidelity Series Blue Chip Growth Fund	571,377,160	14,473,829	40,936,580	-	7,278,574	45,095,188	597,288,171
Fidelity Series Canada Fund	311,910,294	15,950,323	2,944,414	-	353,654	(5,161,792)	320,108,065
Fidelity Series Commodity Strategy Fund	73,767,262	22,407,377	1,616,212	-	69,033	1,869,871	96,497,331
Fidelity Series Emerging Markets Debt Fund	56,326,523	3,521,095	554,604	854,174	7,791	(361,660)	58,939,145
Fidelity Series Emerging Markets Debt Local Currency Fund	17,953,017	349,873	151,737	-	(3,195)	(279,935)	17,868,023
Fidelity Series Emerging Markets Fund	293,615,811	6,613,567	6,043,222	-	9,617	14,854,200	309,049,973
Fidelity Series Emerging Markets Opportunities Fund	1,184,417,076	38,454,225	38,864,864	-	(3,843,954)	66,711,948	1,246,874,431
Fidelity Series Floating Rate High Income Fund	10,690,005	495,120	102,716	245,215	350	(84,560)	10,998,199
Fidelity Series Government Money Market Fund 5.42%	159,362	-	159,362	259	-	-	-
Fidelity Series Growth Company Fund	1,066,506,659	30,670,532	82,828,039	-	8,988,424	87,801,103	1,111,138,679
Fidelity Series High Income Fund	57,557,235	3,536,267	551,231	913,184	(365)	(266,659)	60,275,247
Fidelity Series International Credit Fund	1,668,907	22,293	4,967	22,293	(6)	(10,098)	1,676,129
Fidelity Series International Growth Fund	886,314,987	45,057,607	8,236,797	-	415,690	(14,845,852)	908,705,635
Fidelity Series International Small Cap Fund	165,528,332	4,250,697	1,532,482	-	41,602	(4,482,394)	163,805,755
Fidelity Series International Value Fund	893,383,186	38,018,049	18,481,372	-	713,110	2,532,680	916,165,653
Fidelity Series Intrinsic Opportunities Fund	200,687,559	7,293,382	1,836,430	-	(221,568)	(6,165,170)	199,757,773
Fidelity Series Large Cap Stock Fund	1,005,085,008	29,920,694	28,023,004	-	1,988,394	44,582,220	1,053,553,312
Fidelity Series Large Cap Value Index Fund	315,463,209	22,329,542	2,898,710	-	233,716	(7,054,858)	328,072,899
Fidelity Series Long-Term Treasury Bond Index Fund	536,305,226	35,879,642	69,233,147	4,292,766	(33,114,174)	20,087,277	489,924,824
Fidelity Series Opportunistic Insights Fund	635,548,831	20,095,862	36,103,790	-	3,013,974	40,667,080	663,221,957
Fidelity Series Overseas Fund	888,662,668	34,489,237	9,542,204	-	486,265	(598,522)	913,497,444
Fidelity Series Real Estate Income Fund	10,710,003	420,466	102,518	170,558	682	9,926	11,038,559
Fidelity Series Short-Term Credit Fund	1,058,808	-	1,053,434	1,215	22,092	(27,466)	-
Fidelity Series Small Cap Core Fund	28,002,859	623,648	78,101	132,568	8,010	(653,632)	27,902,784
Fidelity Series Small Cap Discovery Fund	87,032,521	12,592,447	795,985	5,197,374	22,921	(11,596,991)	87,254,913
Fidelity Series Small Cap Opportunities Fund	294,536,771	19,275,949	2,682,623	-	63,746	(6,722,178)	304,471,665
Fidelity Series Stock Selector Large Cap Value Fund	703,773,123	50,981,270	6,466,795	-	355,297	(16,588,438)	732,054,457
Fidelity Series Value Discovery Fund	628,569,162	53,377,176	5,801,563	-	539,390	(22,042,441)	654,641,724
	11,143,670,440	515,776,702	369,790,353	11,834,500	(12,344,658)	236,038,079	11,513,350,210

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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